Net Defined Benefit Liabilities And Assets_Details Of The Net Defined Benefit Liabilities(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Surplus Deficit In Plan Abstract [Abstract]
Present value of defined benefit obligation	₩ 2,341,753		₩ 2,172,260
Plan Assets At Fair Value	(2,088,710)		(1,910,047)
Net defined benefit liabilities	₩ 253,043	[1]	₩ 262,213	₩ 153,808

[1]	The net defined benefit liabilities of KRW253,043 million is calculated by subtracting KRW946 million net defined benefit assets from KRW253,989 million net defined benefit liabilities.